Consolidated Shareholders' Equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted shares
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 146	€ 128
Number of shares not yet fully vested (in shares)	11,550,347	11,192,984
Restricted share plan 2023
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,313,588	3,652,352
Restricted share plan 2022
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	106,219	3,031,060
Restricted share plan 2021
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	0	11,463
Restricted Share Plan 2024
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	4,110,089	4,498,109
Restricted Share Plan 2025
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	4,020,451	0